Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash Flows from Operating Activities:
Net income	$ 28,290	$ 77,588	$ 67,192	$ 132,009
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation			71,845	66,235
Amortization of deferred dry-docking costs and leasehold improvements			11,375	10,078
Amortization of deferred finance costs	749	1,055	1,586	1,872
Amortization of right of use assets for finance lease			0	707
Amortization of assumed liabilities from time charters attached			(10,596)	(6,276)
Amortization of revenue escalation			1,027	984
Stock based compensation expense	2,302		4,578	0
Interest expense on long - term receivable			0	(431)
Interest income from debt securities, accrued			(29)	(22)
Change in fair value of derivative instruments			889	(3,335)
Gain on sale of vessels	0	(32,495)	(3,553)	(48,662)
Payments for dry-docking			(6,342)	(13,731)
(Increase) Decrease in:
Receivables and other, net			3,810	14,553
Inventories			2,772	1,878
Prepaid insurance and other			(6,672)	(5,667)
Capitalized voyage expenses			275	536
Increase (Decrease) in:
Payables and other			(6,518)	13,840
Accrued liabilities			7,789	9,908
Unearned revenue			(23,484)	(14,254)
Net Cash provided by Operating Activities			115,944	160,222
Cash Flows from Investing Activities:
Advances for vessels under construction			(126,249)	(38,707)
Vessel acquisitions and/or improvements			(139,358)	(446,716)
Proceeds from sale of vessels			39,483	228,416
Investments in debt securities			(15,000)	(5,000)
Proceeds from redemption of debt securities			5,000	0
Time deposits and treasury bills			0	(94,505)
Net Cash used in Investing Activities			(236,124)	(356,512)
Cash Flows from Financing Activities:
Proceeds from long-term debt and other financial liabilities			283,619	331,931
Financing costs			(178)	(3,788)
Payments of long-term debt and other financial liabilities			(210,313)	(111,943)
Payments of operating and finance leases			(540)	(1,183)
Cash dividends			(13,500)	(13,500)
Net Cash provided by Financing Activities			59,088	201,517
Net (decrease) increase in cash and cash equivalents and restricted cash			(61,092)	5,227
Cash and cash equivalents and restricted cash at beginning of period			348,312	376,694	$ 376,694
Cash and cash equivalents and restricted cash at end of period	287,220	381,921	287,220	381,921	348,312
Current Assets:
Cash and cash equivalents	282,394	377,270	282,394	377,270	343,373
Restricted cash	4,826	4,651	4,826	4,651	4,939
Total Cash and cash equivalents and restricted cash	$ 287,220	$ 381,921	$ 287,220	$ 381,921	$ 348,312